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                                                Filed Pursuant to Rule 497(c)
                                                Registration File No.: 2-81151


                MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
                           1221 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10020



                                                                December 4, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Morgan Stanley Developing Growth Securities Trust
     File No.'s 2-81151 and 811-3639
     -------------------------------

Gentlemen:

     We are electronically transmitting via EDGAR, pursuant to Rule 497(c) under the Securities Act of 1933, a copy of the Prospectus, dated November 29, 2002.

     The Prospectus is marked to reflect changes from the Prospectus and contained in the Registrant's most recent registration statement that was filed electronically, pursuant to Rule 485(b), via EDGAR with the Securities and Exchange Commission on November 27, 2002. Please note that there were no changes made to the Statement of Additional Information.



                                       Very truly yours,

                                       /s/ Elisa Mitchell
                                       -----------------------------------------
                                       Elisa Mitchell
                                       Senior Staff Attorney



Enclosures
cc:  Barry Fink
     Larry Greene